Schedule of Investments (unaudited)	iShares® MSCI France ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 10.0%
Airbus SE	190,557	$32,414,049
Dassault Aviation SA	6,445	1,398,783
Safran SA	109,614	25,672,167
Thales SA	30,277	5,498,641
		64,983,640
Automobile Components — 1.4%
Cie. Generale des Etablissements Michelin SCA	217,815	8,833,494

Automobiles — 0.6%
Renault SA	61,644	3,620,980

Banks — 5.7%
BNP Paribas SA	331,184	24,446,882
Credit Agricole SA	339,630	5,526,079
Societe Generale SA	231,994	6,948,877
		36,921,838
Beverages — 1.6%
Pernod Ricard SA	65,582	9,821,092
Remy Cointreau SA	7,329	686,242
		10,507,334
Building Products — 2.0%
Cie. de Saint-Gobain SA	146,172	12,905,711

Capital Markets — 0.6%
Amundi SA(a)	19,691	1,519,432
Euronext NV(a)	25,761	2,536,586
		4,056,018
Chemicals — 5.4%
Air Liquide SA	168,287	33,131,301
Arkema SA	19,311	1,978,913
		35,110,214
Construction & Engineering — 3.8%
Bouygues SA	61,398	2,406,105
Eiffage SA	23,408	2,589,862
Vinci SA	160,710	20,055,328
		25,051,295
Consumer Staples Distribution & Retail — 0.5%
Carrefour SA	181,285	2,956,306

Diversified REITs — 0.1%
Covivio SA/France	16,333	850,075

Diversified Telecommunication Services — 1.1%
Orange SA	597,214	6,973,467

Electrical Equipment — 8.1%
Legrand SA	84,672	9,193,924
Schneider Electric SE	174,516	43,538,271
		52,732,195
Entertainment — 0.2%
Bollore SE	228,113	1,536,385

Financial Services — 0.8%
Edenred SE	80,205	3,742,485
Eurazeo SE	14,639	1,235,685
		4,978,170
Food Products — 2.0%
Danone SA	206,486	13,316,249

Health Care Equipment & Supplies — 3.5%
BioMerieux	13,356	1,418,272
Security	Shares	Value

Health Care Equipment & Supplies (continued)
EssilorLuxottica SA	94,603	$21,215,083
		22,633,355
Hotels, Restaurants & Leisure — 1.0%
Accor SA	62,179	2,712,652
La Francaise des Jeux SAEM(a)	33,838	1,218,186
Sodexo SA	28,313	2,637,018
		6,567,856
Household Durables — 0.1%
SEB SA	8,012	993,138

Insurance — 3.2%
AXA SA	582,418	21,029,031

IT Services — 1.5%
Capgemini SE	49,818	10,093,224

Life Sciences Tools & Services — 0.7%
Eurofins Scientific SE	43,386	2,618,903
Sartorius Stedim Biotech	9,274	1,847,428
		4,466,331
Machinery — 0.3%
Alstom SA(b)	92,870	1,828,030

Media — 1.7%
Publicis Groupe SA	73,399	8,244,526
Vivendi SE	231,198	2,545,954
		10,790,480
Metals & Mining — 0.6%
ArcelorMittal SA	150,417	3,968,387

Multi-Utilities — 2.7%
Engie SA	585,725	9,923,120
Veolia Environnement SA	220,999	7,398,348
		17,321,468
Office REITs — 0.2%
Gecina SA	14,642	1,580,418

Oil, Gas & Consumable Fuels — 7.7%
TotalEnergies SE	688,889	50,471,068

Personal Care Products — 5.8%
L'Oreal SA	77,166	38,089,146

Pharmaceuticals — 5.7%
Ipsen SA	12,060	1,582,095
Sanofi SA	365,045	35,738,616
		37,320,711
Professional Services — 0.8%
Bureau Veritas SA	101,581	3,059,335
Teleperformance SE	17,294	1,978,293
		5,037,628
Retail REITs — 0.8%
Klepierre SA	69,276	2,010,799
Unibail-Rodamco-Westfield, New	37,738	3,325,087
		5,335,886
Semiconductors & Semiconductor Equipment — 1.4%
STMicroelectronics NV	217,131	9,169,133

Software — 1.3%
Dassault Systemes SE	214,610	8,722,159

Textiles, Apparel & Luxury Goods — 15.8%
Hermes International SCA	10,156	24,106,474

Schedule of Investments (unaudited) (continued)	iShares® MSCI France ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Kering SA	23,873	$8,253,257
LVMH Moet Hennessy Louis Vuitton SE	88,436	70,726,090
		103,085,821
Trading Companies & Distributors — 0.3%
Rexel SA	71,869	2,184,089
Transportation Infrastructure — 0.5%
Aeroports de Paris SA	11,120	1,593,446
Getlink SE	97,008	1,709,527
		3,302,973
Total Common Stocks — 99.5%
(Cost: $637,365,416)		649,323,703

Rights

Industrial Conglomerates — 0.0%
Alstom SA (Expires 06/17/24, Strike Price EUR 13.00)(c)	91,572	98,207

Total Rights — 0.0%
(Cost: $—)		98,207

Total Long-Term Investments — 99.5%
(Cost: $637,365,416)		649,421,910
Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
5.49%(d)(e)(f)	1,979,231	$1,979,825
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%(d)(e)	8,260,000	8,260,000

Total Short-Term Securities — 1.6%
(Cost: $10,239,865)		10,239,825
Total Investments — 101.1%
(Cost: $647,605,281)		659,661,735

Liabilities in Excess of Other Assets — (1.1)%		(7,330,155)

Net Assets—100.0%		$652,331,580

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Non-income producing security.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$42,535	$1,937,491	(a)	$—	$(157)	$(44)	$1,979,825	1,979,231	$1,738	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,570,000	690,000	(a)	—	—	—	8,260,000	8,260,000	322,352		—
					$(157)	$(44)	$10,239,825		$324,090		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
CAC 40 Index	38	06/21/24	$3,317	$(17,826)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® MSCI France ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$649,323,703	$—	$649,323,703
Rights	98,207	—	—	98,207
Short-Term Securities
Money Market Funds	10,239,825	—	—	10,239,825
	$10,338,032	$649,323,703	$—	$659,661,735
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(17,826)	$—	$(17,826)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

3